Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities [line items]
Net deferred tax liabilities at the beginning of the fiscal year	$ 96,731,356	$ 88,573,162
Net deferred tax assets from Banco BMA SAU and its subsidiaries at the acquisition date		(316,269)
(Profit) / expense from deferred taxes recognized in the statement of income	(18,838,153)	8,474,463
Net deferred tax liabilities at fiscal year end	$ 77,893,203	$ 96,731,356